UNITED STATES
SECURITIES AND EXCHANGE COMMISSSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar year or Quarter Ended: 03/31/2002

Check here if Amendment		[ X ]		Amendment Number:	1

This Amendment			[ X ]		is a restatement
				[  ]		adds new holding entries

Institutional Investment Manager Filing this Report:

Name:		Harbor Advisory Corporation
Address:		500 Market Street Suite 11
		Portsmouth, NH 03801

13F File Number:	028-05259

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

Name: 	John J. DeGan
Title:	Chief Compliance Officer
Phone:	603-431-5740
Signature, Place, and Date of Signing:

John J. DeGan		Portsmouth, New Hampshire		09/8/2011

Report Type		(check only one)
			[ X ]		13F Holdings Report
			[  ]		13F Notice
			[  ]		13F Combination Report

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		50
Form 13F Information Table Value Total:		$ 107,956 (x$1000)

List of Other Included Managers:
NONE
inftable.txt

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
- --------------------------- ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABORATORIES            COM              002824100      547    10400 SH       SOLE                    10400
AMERICAN EXPRESS CO.           COM              025816109     3084    75298 SH       SOLE                    75298
AMERICAN INTERNATIONAL GROUP   COM              026874107     3430    47546 SH       SOLE                    47546
ANALOG DEVICES, INC.           COM              032654105     1414    31405 SH       SOLE                    31405
BAXTER INTERNATIONAL, INC.     COM              071813109      314     5272 SH       SOLE                     5272
BERKSHIRE HATHAWAY CL A        COM              084670108     1777       25 SH       SOLE                       25
BERKSHIRE HATHAWAY CL B        COM              084670207     6361     2685 SH       SOLE                     2685
BIOTECH HLDRS DEP RCPTS        COM              09067d201      204     1700 SH       SOLE                     1700
BOSTON PROPERTIES INC.         COM              101121101     1297    32875 SH       SOLE                    32875
BP PLC SPON ADR                COM              055622104      838    15785 SH       SOLE                    15785
BRISTOL MYERS SQUIBB CO.       COM              110122108     3567    88096 SH       SOLE                    88096
CISCO SYSTEMS, INC.            COM              17275R102     3297   194738 SH       SOLE                   194738
CITIGROUP INC.                 COM              172967101     2603    52565 SH       SOLE                    52565
COCA COLA CO.                  COM              191216100      417     7985 SH       SOLE                     7985
CORNING INC.                   COM              219350105      177    23280 SH       SOLE                    23280
DUKE ENERGY CORP.              COM              264399106      690    18260 SH       SOLE                    18260
DUKE REALTY CORP NEW           COM              264411505     1270    48860 SH       SOLE                    48860
ELAN CORP PLC ADR              COM              284131208     1054    75758 SH       SOLE                    75758
EMC CORPORATION                COM              268648102     1373   115165 SH       SOLE                   115165
EMERSON ELECTRIC CO.           COM              291011104     2342    40800 SH       SOLE                    40800
EQUITY OFFICE PROPERTIES TR    COM              294741103     2731    91053 SH       SOLE                    91053
ERICSSON LM TEL SEK 10B ADR    COM              294821400     2322   555395 SH       SOLE                   555395
EXXON MOBIL CORP.              COM              30231G102     1582    36091 SH       SOLE                    36091
FANNIE MAE (USA)COM NPV        COM              313586109     3983    49865 SH       SOLE                    49865
FLEETBOSTON FINANCIAL CORP.    COM              33901A108      748    21383 SH       SOLE                    21383
GENERAL ELECTRIC CO.           COM              369604103     3929   104924 SH       SOLE                   104924
GILLETTE CO.                   COM              375766102     2010    59105 SH       SOLE                    59105
HOME DEPOT INC.                COM              437076102     2130    43825 SH       SOLE                    43825
INTEL CORP.                    COM              458140100      263     8660 SH       SOLE                     8660
INTERNATIONAL BUSINESS MACHINE COM              459200101      224     2154 SH       SOLE                     2154
JOHNSON & JOHNSON              COM              478160104     7372   113503 SH       SOLE                   113503
KIMBERLY CLARK CORP.           COM              494368103     2564    39661 SH       SOLE                    39661
MERCK & CO. INC.               COM              589331107     4117    71507 SH       SOLE                    71507
MERCURY COMPUTER SYSTEMS, INC. COM              589378108     3297   103175 SH       SOLE                   103175
MERRILL LYNCH & CO.            COM              590188108     1811    32700 SH       SOLE                    32700
MICROSOFT CORP.                COM              594918104     5790    96005 SH       SOLE                    96005
MINNESOTA MINING & MANUF. CO.  COM              604059105      513     4462 SH       SOLE                     4462
NESTLE SPON ADR REPSTG REG SH  COM              641069406      521     9376 SH       SOLE                     9376
ORACLE SYSTEMS CORPORATION     COM              68389X105      944    73750 SH       SOLE                    73750
PFIZER, INC.                   COM              717081103     5362   134920 SH       SOLE                   134920
PROCTOR AND GAMBLE             COM              742718109     4378    48601 SH       SOLE                    48601
RADIOSHACK CORP.               COM              875382103      960    31960 SH       SOLE                    31960
STATE STREET CORP.             COM              857477103     1174    21200 SH       SOLE                    21200
STMICROELECTRONICS N.V.        COM              861012102     2477    73025 SH       SOLE                    73025
TELEFONICA SA SPAIN ADR        COM              879382208      631    19053 SH       SOLE                    19053
TYCO INTERNATIONAL LTD. NEW    COM              902124106     3317   102635 SH       SOLE                   102635
VERIZON COMMUNICATIONS         COM              92343v104      208     4517 SH       SOLE                     4517
WALGREEN COMPANY               COM              931422109     3908    99725 SH       SOLE                    99725
WATSON PHARMACEUTICAL INC.     COM              942683103     1194    44090 SH       SOLE                    44090
WYETH                          COM              983024100     1435    21861 SH       SOLE                    21861